Financial Instruments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Instruments

26	Financial Instruments

26.1	Financial instruments by category

(i)	Financial instruments valued at amortized cost
Financial instruments valued at amortized cost represent financial assets and liabilities whose Group’s business model maintained to receive contractual cash flows. Those mentioned above comprise exclusively payments of principal and interest on the principal amount outstanding. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. When the asset is derecognized, modified, or impaired, gains and losses are recognized in profit or loss.

The Group has the following financial instruments valued at amortized cost:

	December 31, 2022	December 31, 2021
Financial assets:
Cash and cash equivalents	24,394	121,006
Restricted cash	1,608	1,183
Marketable securities	10,119	—
Trade receivables	42,276	40,825

Total	78,397	163,014

Financial liabilities:
Trade payables	14,064	12,695
Lease liabilities	5,635	5,991
Loans and financing	1,153	3,279
Accounts payable from acquisition of subsidiaries	—	1,470

Total	20,852	23,435

(ii)	Financial instruments valued at fair value through profit or loss
The Group has the following financial instruments valued at fair value through profit or loss:

	Carrying amount
	December 31, 2022	December 31, 2021
Financial assets:
Short-term investments	204,045	177,191
Derivative financial instruments (i)	117	—

Total	204,162	177,191

	Carrying amount
	December 31, 2022	December 31, 2021
Financial liabilities:
Derivative financial instruments	—	133
Accounts payable from acquisition of subsidiary (“earn out”)	299	4,953

Total	299	5,086

(i)
In 2022, VTEX ARG had positions in future derivative financial instruments raised through Matba Rofex designated as forei
g
n exchange protection for intercompany loans obtained with VTEX UK, with a total notional value of US$5,000 and last maturity date in March 2023.

The Group uses derivative financial instruments to hedge against the risk of change in the foreign exchange rates. Therefore, they are not speculative. The derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is executed and are subsequently remeasured to their fair value. Changes in the fair value of any of these derivative instruments are immediately recognized in the income statement under “financial results, net.”
For the years ended December 31, 2022 and 2021 the Group had positions in Swap derivative financial instruments designated as a hedge of foreign currency debt, raised through Itaú bank. The hedge contracts had maturity dates equal to those of the loan raised in foreign currency (note 16), which was also raised through Itaú bank. The contract is due May 2023. Additionally, on December 31, 2022, the Group also had positions in future derivative financial instruments designed as a hedge of foreign currency risk related to intercompany transactions. The hedge contracts had maturity dates equal to those of the principal, which was raised through Matba Rofex. The last hedge contract is due March 2023.

The following amounts were recognized in profit or loss in relation to financial instruments:

	December 31, 2022	December 31, 2021	December 31, 2020
Net gain (loss) on financial instruments	2,364	(193)	(174)

The following amounts were recognized in profit or loss in relation to marketable securities and short-term investments:

	December 31, 2022	December 31, 2021	December 31, 2020
Net gain (loss) on marketable securities and short-term investments	(4,766)	640	1,116

a.	Fair value hierarchy
This section provides details about the judgments and estimates made for determining the fair values of the financial instruments recognized and measured at fair value in the financial statements. The Group has classified its financial instruments into the three levels prescribed under the accounting standards to indicate the reliability of the inputs used in determining fair value. An explanation of each level follows underneath the table.

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Short-term investments	204,045	—	—
Derivative financial instruments	—	117	—
Liabilities
Accounts payable from acquisition of subsidiary (“earn-out”)	—	—	299

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Short-term investments	177,191	—	—
Liabilities
Derivative financial instruments	—	133	—
Accounts payable from acquisition of subsidiary (“earn-out”)	—	—	4,953

There were no transfers between levels 1, 2, and 3 for recurring fair value measurements during the year.

The Group’s policy is to recognize transfers into and out of fair value hierarchy levels as of the end of the reporting period.

•
Level
 1
: The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

•
Level
 2
: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter
derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

•	Level 3 : If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
Specific valuation techniques used to value financial instruments could include:

•	the use of quoted market prices or dealer quotes for similar instruments

•	for interest rate swaps – the present value of the estimated future cash flows based on observable yield curves

•	for foreign currency forwards - the present value of future cash flows based on the forward exchange rates at the balance sheet date
The majority of the resulting fair value estimates are included in level 1, except for a contingent consideration payable
(“earn-out”),
where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.
Fair value measurements using significant unobservable inputs (level 3)
The fair value of the
earn-out
classified as level 3 is calculated based on the judgment of the Group and the probability of meeting the goals of each acquisition made during the year. The sale and purchase agreement of each acquisition is established if the clients of the acquired entities migrate to the Groups platform and reach an agreed amount, the seller will be entitled to an earn-out.
As at December 31, 2022, the fair value of the
earn-out
amounts US$299 (2021- US$4,953). Refer to note 3 for more details about the earn-out.
The following table presents the changes in level 3 items for the year ended on December 31, 2022:

	2022	2021
Opening balance on January 1	4,953	542
Acquisitions of subsidiaries	—	6,483
Payments of principal/finance charges - earn-out	(916)	(1,378)
Earn-out adjustment	(3,740)	(785)
Exchange differences	2	91

Closing balance on December 31	299	4,953

b.	Fair values of other financial instruments (unrecognized)
The Group also has several financial instruments which are not measured at fair value in the balance sheet. As at December 31, 2022, these instruments’ fair values are not different from their carrying amounts since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature. Differences were identified for the following instruments at December 31, 2022:

	Carrying amount	Fair value
Financial assets:
Marketable securities	10,119	9,948

Total	10,119	9,948

Financial liabilities:
Loans and financing	1,153	990

Total	1,153	990

26.2	Financial risk management
The risk management of the Group is predominantly controlled by a central treasury department (Group treasury) under policies approved by the board of directors. Group treasury identifies, evaluates, and hedges financial risks in close co-operation
with the Group’s operating units. The board provides written principles for overall risk management and policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, the use of derivatives and non-derivative
financial instruments, and investment of excess liquidity.
The main financial risks that the Group is exposed to in carrying out its activities are:

a.	Credit risk
Credit risk is the risk of a business counterpart not complying with obligations provided in a financial instrument or contract with the client and resulting in a financial loss. In connection with credit risk related to financial institutions, the Group operates to diversify such exposure among market financial institutions.

(i)	Risk Management
The Group monitors the credit risk inherent to financial instruments capable of generating counterparty risk, such as cash and cash equivalents and trading securities, as they are composed of bank deposits and fixed income securities, including bonds, time deposits and fixed income funds.

(ii)	Impairment of financial assets
The Group has a single type of financial assets that is subject to the expected credit loss model:

•	Trade receivables from consulting services and subscriptions;
The expected credit losses for financial assets are based on assumptions about risk of default and expected loss rates. The Group uses judgment in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s history and existing market conditions at the end of each reporting period. Details of the key assumptions and inputs used are disclosed below.

(iii)	Trade receivables and contract assets
The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected credit losses for all trade receivables and contract assets.
To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets.
To define the loss rate, clients were split into 4 different groups as follows:

•	Tier 1 – Clients with yearly GMV greater than 20 million US dollars.

•	Tier 2 – Clients with yearly GMV between 1 and 20 million US dollars.

•	Tier 3 – Clients with yearly GMV below 1 million US dollars.

•	Other – Clients that do not sell through VTEX platform, such as marketplaces and partners or clients that operate only through business units other than VTEX, such as SMB.
The tier hypothesis was taken into consideration because of the nature of the businesses in each tier. The tier 1 clients, for example, have higher revenue, thus the fixed amount paid related to the take rate is lower, so the more they sell, the more they pay for VTEX. This is a large risk reducer, because when the client has a larger cash flow coming from its commerce operation, they also have a larger invoice, reducing the risk of the invoice not getting paid. For tier 3 clients the fixed amount is larger compared to the variable one, and if the client does not sell much the invoice will not reduce as much as in a tier 1 client. The Group expects that the tier 1 clients would have a lower aging rate than tier 3 and 2 clients.

As of December 31, 2022 and 2021 the percentage provision per type of customer/revenue and age of balance are as follows:

	Days past due
	As of December 31, 2022
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.28%	1.66%	4.18%	16.82%	47.00%	87.08%	100.00%
Tier 2	0.43%	10.86%	24.25%	50.98%	68.68%	92.28%	100.00%
Tier 3	1.15%	18.72%	30.24%	56.91%	77.94%	96.91%	100.00%
Others	0.92%	5.61%	12.50%	74.13%	95.64%	98.57%	100.00%

	Days past due
	As of December 31, 2021
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.35%	2.12%	5.93%	24.68%	53.91%	87.56%	100.00%
Tier 2	0.57%	11.78%	26.32%	53.94%	71.59%	95.92%	100.00%
Tier 3	1.61%	28.20%	50.25%	80.79%	86.94%	95.85%	100.00%
Others	1.86%	9.75%	14.68%	45.79%	77.04%	96.97%	100.00%
Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.
The trade receivables by aging list and the reconciliation of expected credit losses to the opening loss are disclosed on note 8.
Trade receivables and contract assets are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, a failure to make contractual payments for a period greater than 300 days past due.

b.	Liquidity risk
Liquidity risk is the risk of the Group and its subsidiaries encountering difficulties in performing the obligations associated with its financial liabilities that are settled with cash payments. The approach of the Group and its subsidiaries in liquidity management is to guarantee, as much as possible, that they will always have sufficient liquidity to perform their obligations upon maturity, under normal and stress conditions, without causing unacceptable losses or with a risk of sullying the reputation of the Group and its subsidiaries.
The table below presents the Group’s
non-derivative
and derivatives financial liabilities divided into the relevant maturity group based on the remaining period from the end of the reporting period and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2022
Non-derivatives
Account payables	34,136	372	208
Loans and financing	1,153	—	—
Lease liabilities	1,898	1,804	2,437
Accounts payable from acquisition of subsidiaries	299	—	—
Other liabilities	70	—	—

Total non-derivatives	37,556	2,176	2,645

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2021
Non-derivatives
Account payables	29,537	1,243	836
Loans and financing	2,087	1,253	—
Lease liabilities	1,105	1,471	3,665
Accounts payable from acquisition of subsidiaries	4,260	2,274	—
Other liabilities	133	190	—

Total non-derivatives	37,122	6,431	4,501

Derivatives
Net settled	133	—	—

Total derivatives	133	—	—

c.	Market risk

(i)	Foreign Currency risk
The Group considers itself exposed
mainly
to market risk associated with unfavorable foreign currency movements related to contracts and investments in its subsidiaries as well as in costs and expenses.
The Group is hedging the exposure to foreign currency risk related to loans obtained with related parties and third parties. Refer to note 26.1 for additional details.
Foreign currency sensitivity analysis
The table below shows the impact on the Group’s net revenues, costs, operation expenses, net income (loss) from operation and equity for a positive and a negative 10% fluctuation as of December 31, 2022 for all subsidiaries with a functional currency other than U.S dollar.

	Foreign currency sensitivity analysis
	-10%	Actual	+10%
Net revenue	143,420	157,620	171,820
Costs and operating expenses	(190,016)	(207,539)	(225,062)

Loss from operation	(46,596)	(49,919)	(53,243)

Total Shareholders’ equity	278,001	274,677	271,354
A sensitivity analysis is set out below, showing a scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a range of 10% in the foreign exchange rates).

	Exposure at December 31, 2022	Risk	-10%	10%
Assets	12,171	Brazilian Real /U.S. Dollar (2021 – 5.57 2022 – 5.29)	1,217	(1,217)
Liabilities	(2,603)		(260)	260

	9,568		957	(957)

Assets	114	Argentine Peso/U.S. Dollar (2021 – 102.69 2022 – 177.10)	11	(11)
Liabilities	(8,647)		(865)	865

	(8,533)		(854)	854

Assets	115	Mexican Peso/U.S. Dollar (2021 – 20.45 2022 – 19.48)	12	(12)
Liabilities	—		—	—

	115		12	(12)

Assets	5,356	British Pounds/U.S. Dollar (2021 – 0.74 2022 – 0.83)	536	(536)
Liabilities	(1,894)		(189)	189

	3,462		347	(347)

Assets	579	Colombian Peso/U.S. Dollar (2021 – 4,068.51 2022 – 4,846.04)	58	(58)
Liabilities	(535)		(54)	54

	44		4	(4)

Assets	240	Peruvian sol/ U.S. Dollar (2021 – 3.99 2022 – 3.81)	24	(24)
Liabilities	(973)		(97)	97

	(733)		(73)	73

Assets	1,589	Chilean Peso/ U.S. Dollar (2021 – 851.60 2022 – 852.17)	159	(159)
Liabilities	(661)		(66)	66

	928		93	(93)

Total at December 31, 2022	4,851		486	(486)

	Exposure at December 31, 2021	Risk	-10%	10%
Assets	4,147	Brazilian Real /U.S. Dollar (2020 –5.20 2021 – 5.57)	415	(415)
Liabilities	(6,216)		(622)	622

	(2,069)		(207)	207

Assets	97	Argentine Peso/U.S. Dollar (2020 – 84.17 2021 – 102.69)	10	(10)
Liabilities	(2,862)		(286)	286

	(2,765)		(276)	276

Assets	271	Mexican Peso/U.S. Dollar (2020 – 19.92 2021 – 20.45)	27	(27)
Liabilities	(2,881)		(288)	288

	(2,610)		(261)	261

Assets	15,730	British Pounds/U.S. Dollar (2020 – 0.73 2021 – 0.74)	1,573	(1,573)
Liabilities	(1,228)		(123)	123

	14,502		1,450	(1,450)

Assets	8	Colombian Peso/U.S. Dollar (2020 – 3,438.59 2021 – 4,068.51)	1	(1)
Liabilities	(1,920)		(192)	192

	(1,912)		(191)	191

Assets	525	Peruvian sol/U.S. Dollar (2020 – 3.62 2021 – 3.99)	53	(53)
Liabilities	(1,193)		(119)	119

	(668)		(66)	66

Assets	472	Euro/U.S. Dollar (2021 – 0.88)	47	(47)
Liabilities	(41)		(4)	4

	431		43	(43)

Assets	176	Romanian leu/U.S. Dollar (2021 – 4.35)	18	(18)
Liabilities	(10)		(1)	1

	166		17	(17)

Assets	597	Chilean Peso/U.S. Dollar (2020 – 711.25 2021 – 851.60)	60	(60)
Liabilities	(407)		(41)	41

	190		19	(19)

Total at December 31, 2021	5,265		528	(528)

(ii)	Interest rate risk
The interest risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument.
The Group’s exposure to market risk for changes in interest rates relates primarily to the cash, cash equivalents, restricted cash, marketable securities and short-term investments. The Group investments are made for capital preservation purposes, and the Group does not enter into investments for trading or speculative purposes. The Group’s trade receivables account payable, and other liabilities do not bear interest.
The Group’s cash, cash equivalents, restricted cash, marketable securities and short-term investments consist primarily of interest-bearing accounts held by our parent company in USD. Such interest-earning instruments carry a degree of interest rate risk. To minimize interest rate risk, the Group maintains its portfolio of cash equivalents in a variety of investment-grade securities, which include commercial papers, money market funds, and government and non-government
debt securities. Because of the short-term maturities of the Group’s cash, cash equivalents, restricted cash, and marketable securities, as of December 31, 2022, we are not materially exposed to the risk of changes in market interest rates.
The Group also has financial liabilities that are exposed to interest rate risk, as described in note 16.1. Such liabilities are exposed to the long term interest rate based on inflation in Brazil (“TJLP”) and Brazilian interbank deposit rate (
Certificado de Depósitos Interbancários
or
“CDI”)
, which is an average of interbank overnight rates in Brazil.

26.3	Capital management
The policy of the Group is to maintain a strong capital base to secure investor, creditor, and market confidence and also to sustain future development of the business. Management monitors the return on capital.
In addition, the Group objectives to manage capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for optimistic opportunities.

To maintain or adjust the capital structure of the Group, management can make, or propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.
The Group monitors capital based on the adjusted net cash / net debt. Adjusted net cash / net debt is calculated as adjusted cash (including cash equivalents, marketable securities and short-term investments in the consolidated statement of financial position), net of debt (loans and financing, lease liabilities and accounts payable from acquisition of subsidiaries as shown in the consolidated statement of financial position)
The Group’s strategy is to keep positive adjusted net cash. The adjusted net cash as of December 31, 2022 and 2021 was as follows:

	December 31, 2022	December 31, 2021
Loans and financing	1,153	3,279
Lease liabilities	5,635	5,991
Accounts payable from acquisition of subsidiaries	299	6,423
(-) Cash and cash equivalent	(24,394)	(121,006)
(-) Short-term and Marketable securities	(214,164)	(177,191)

Adjusted net cash/debt	(231,471)	(282,504)

Total Equity attributable to VTEX’s shareholders	274,658	327,182

Financial leverage ratio	84.28%	86.34%